Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of the Company
Condensed balance sheets of parent company

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	663,645	5,541,746	806,014
Short-term investments	—	6,260,689	910,579
Prepayments and other current assets	5,579	18,789	2,733
Total current assets	669,224	11,821,224	1,719,326
Non-current assets
Intangible asset	—	2,579,338	375,149
Investments in subsidiary, the VIE and subsidiary of the VIE	549,134	4,440,777	645,882
Total non-current assets	549,134	7,020,115	1,021,031
Total assets	1,218,358	18,841,339	2,740,357

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICITS)/EQUITY

Current liabilities
Accrued expenses and other liabilities	13,395	18,745	2,726
Total current liabilities	13,395	18,745	2,726
Total liabilities	13,395	18,745	2,726

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICITS)/EQUITY

Mezzanine equity
Series A1 Convertible Preferred Shares (US$0.000005 par value; 71,849,380 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	4,224	—	—
Series A2 Convertible Preferred Shares (US$0.000005 par value; 238,419,800 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	48,815	—	—
Series B1 Convertible Preferred Shares (US$0.000005 par value; 211,588,720 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	219,448	—	—
Series B2 Convertible Preferred Shares (US$0.000005 par value; 27,781,280 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	29,451	—	—
Series B3 Convertible Preferred Shares (US$0.000005 par value; 145,978,540 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	153,009	—	—
Series B4 Convertible Preferred Shares (US$0.000005 par value; 292,414,780 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	327,786	—	—
Series C1 convertible preferred shares, net of subscription receivable of RMB13,758 and nil as of December 31, 2017 and 2018, respectively (US$0.000005 par value; 56,430,180 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	96,052	—	—
Series C2 Convertible Preferred Shares (US$0.000005 par value; 238,260,780 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	638,863	—	—
Series C3 Convertible Preferred Shares (US$0.000005 par value; 241,604,260 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	679,273	—	—
Total mezzanine equity	2,196,921	—	—

Shareholders’ (deficits)/equity
Class A Ordinary Shares (US$0.000005 par value; 6,208,214,480 shares authorized, 42,486,360 issued and outstanding as of December 31, 2017; 77,300,000,000 shares authorized, 2,381,240,988 issued and outstanding as of December 31, 2018, respectively)	1	78	11
Class B Ordinary Shares (US$0.000005 par value; 1,716,283,460 authorized, issued and outstanding as of December 31, 2017; 2,200,000,000 authorized, 2,074,447,700 issued and outstanding as of December 31, 2018, respectively)	53	64	9
Additional paid-in capital	61,326	29,114,527	4,234,532
Accumulated other comprehensive (loss)/income	(23,101)	1,035,783	150,648
Accumulated deficits	(1,030,237)	(11,327,858)	(1,647,569)
Total shareholders’ (deficits)/equity	(991,958)	18,822,594	2,737,631
Total liabilities, mezzanine equity, and shareholders’ (deficits)/equity	1,218,358	18,841,339	2,740,357

Condensed statements of comprehensive income of parent company

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Costs of revenues
Costs of online marketplace services	—	—	(491,069)	(71,423)
Total costs of revenues	—	—	(491,069)	(71,423)
Sales and marketing expenses	—	—	(4,106)	(597)
General and administrative expenses	(138)	(165)	(4,101)	(596)
Total operating expenses	(138)	(165)	(8,207)	(1,193)
Operating loss	(138)	(165)	(499,276)	(72,616)
Interest income	41	8,264	207,597	30,194
Foreign exchange gain/(loss)	—	—	113	16
Share of losses from subsidiary, the VIE and subsidiary of the VIE	(283,212)	(533,214)	(9,925,559)	(1,443,614)
Changes in the fair value of warrant liability	(8,668)	—	—	—
Loss before income tax	(291,977)	(525,115)	(10,217,125)	(1,486,020)
Income tax expenses	—	—
Net loss	(291,977)	(525,115)	(10,217,125)	(1,486,020)

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	20,001	(47,681)	1,058,884	154,008
Comprehensive loss	(271,976)	(572,796)	(9,158,241)	(1,332,012)

Condensed statement of cash flows of parent company

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash generated from operating activities	(96)	2,753	110,724	16,104
Cash flows from investing activities:
Cash given to purchase of short term investment	—	—	(6,146,370)	(893,952)
Cash given to subsidiary, the VIE and subsidiary of the VIE	(338,016)	(1,058,908)	(6,749,831)	(981,722)
Net cash used in investing activities	(338,016)	(1,058,908)	(12,896,201)	(1,875,674)
Cash flows from financing activities:
Deemed distribution	(18,326)	—	—	—
Proceeds from initial public offering	—	—	11,879,944	1,727,866
Initial public offering costs	—	—	(356,313)	(51,823)
Proceeds from issuance of Convertible Preferred Shares	511,911	1,446,906	5,824,568	847,148
Issuance costs	(7,047)	(15,369)	(3,842)	(559)
Repurchase of Class B Ordinary Shares	—	(32,677)	—	—
Net cash generated from financing activities	486,538	1,398,860	17,344,357	2,522,632
Exchange rate effect on cash, cash equivalents and restricted cash	21,568	(47,820)	319,221	46,429
Net increase in cash, cash equivalents and restricted cash	169,994	294,885	4,878,101	709,491
Cash, cash equivalents and restricted cash at beginning of year	198,766	368,760	663,645	96,523
Cash, cash equivalents and restricted cash at end of year	368,760	663,645	5,541,746	806,014